                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2005
                                               ----------------------

Check here if Amendment [ ];  Amendment Number:
                                                -------------
 This Amendment (Check only one): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
         ----------------------------
Address: 645 Madison Avenue, 8th Floor
         -----------------------------
         New York, NY 10022
         ------------------

Form 13F File Number:  28-01221
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Mittelman
         --------------
Title:   Chief Compliance Officer
         ------------------------
Phone:   212-752-5255
         ------------

Signature, Place, and Date of Signing:

  /s/     Paul Mittelman                 New York, NY                02/01/06
      ------------------------     -----------------------         ------------
            [Signature]                 [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            3
                                         ----------------------

Form 13F Information Table Entry Total:                     113
                                         ----------------------

Form 13F Information Table Value Total:               1,278,674
                                         ----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       No.       Form 13F File Number           Name

       1         28 - 10208                     Richmond Enterprises, Inc.
     -----            --------------------      --------------------------


       2         28 - 10207                     New York Community Bank
     -----            --------------------      -----------------------


       3         28 - 10200                     New York Community Bancorp, Inc.
     -----            --------------------      --------------------------------

                          PETER B. CANNELL & CO., INC.
                                    FORM 13F
                             AS OF DECEMBER 31, 2005

                                                                                                  Voting Authority
                                                                                                  ----------------
                                                             Value    Shares/  Sh/  Put/  Invstmt   Other
Name of Issuer                   Title of class     CUSIP   (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers  Sole  Shared   None
------------------------------   --------------     -----   --------  -------  ---  ----  -------  --------  ----  ------   ----
ABBOTT LABORATORIES              COM              002824100     887     22490   SH        Defined    1,2,3          22490
AFLAC CORPORATION                COM              001055102    6430    138526   SH        Defined    1,2,3         138526
AGILENT TECHNOLOGIES             COM              00846U101    1713     51450   SH        Defined    1,2,3          51450
ALEXANDER & BALDWIN INC          COM              014482103   15986    294725   SH        Defined    1,2,3         294725
ALLERGAN INC                     COM              018490102    2893     26800   SH        Defined    1,2,3          26800
AMB PROPERTY CORP                COM              00163T109    5804    118030   SH        Defined    1,2,3         118030
AMERICAN FINANCIAL RLTY TR       COM              02607P305     218     18150   SH        Defined    1,2,3          18150
AMERICAN INTL GROUP INC COM      COM              026874107    4670     68447   SH        Defined    1,2,3          68447
AMGEN INC                        COM              031162100    1822     23100   SH        Defined    1,2,3          23100
ANALOG DEVICES                   COM              032654105   18529    516550   SH        Defined    1,2,3         516550
APACHE CORPORATION               COM              037411105    4625     67500   SH        Defined    1,2,3          67500
APPLERA CORP-APPLIED BIOSYSTEM   COM AP BIO GRP   038020103    1616     60850   SH        Defined    1,2,3          60850
AUTOMATIC DATA PROCESSING        COM              053015103     427      9300   SH        Defined    1,2,3           9300
BAXTER INTERNATIONAL INC         COM              071813109    3335     88575   SH        Defined    1,2,3          88575
BILL BARRETT CORP                COM              06846N104   12605    326475   SH        Defined    1,2,3         326475
BP AMOCO P L C SPONSORED ADR     COM              055622104     207      3230   SH        Defined    1,2,3           3230
BROOKFIELD ASSET MGMT INC        CL A LTD VT SH   112585104   65776   1306895   SH        Defined    1,2,3        1306895
BROOKFIELD HOMES                 COM              112723101   47101    947132   SH        Defined    1,2,3         947132
CAPITAL LEASE FUNDING INC        COM              140288101     775     73600   SH        Defined    1,2,3          73600
CAPITOL FEDERAL FNL              COM              14057c106    4356    132250   SH        Defined    1,2,3         132250
CASCADE NATL GAS CORP            COM              147339105    1402     71875   SH        Defined    1,2,3          71875
CELGENE CORP                     COM              151020104   56078    865397   SH        Defined    1,2,3         865397
CHARTER FINANCIAL CORP           COM              16122M100   11443    320450   SH        Defined    1,2,3         320450
CHEESECAKE FACTORY INC           COM              163072101   41786   1117570   SH        Defined    1,2,3        1117570
CHEVRON CORP                     COM              166764100     774     13628   SH        Defined    1,2,3          13628
CHUBB CORP                       COM              171232101     234      2400   SH        Defined    1,2,3           2400
CIMAREX ENERGY                   COM              171798101   54486   1266816   SH        Defined    1,2,3        1266816
CISCO SYS INC COM                COM              17275r102    3381    197490   SH        Defined    1,2,3         197490
CITADEL BROADCASTING CORP        COM              17285T106    1566    116500   SH        Defined    1,2,3         116500
COLGATE-PALMOLIVE CO             COM              194162103     628     11455   SH        Defined    1,2,3          11455
COMPASS MINERALS INTL INC        COM              20451N101   14911    607623   SH        Defined    1,2,3         607623
COUNTRYWIDE FINANCIAL            COM              222372104   26798    783795   SH        Defined    1,2,3         783795
CUTERA INC                       COM              232109108    8190    310700   SH        Defined    1,2,3         310700
DISNEY WALT CO.                  COM DISNEY       254687106    2948    122996   SH        Defined    1,2,3         122996
DOMINION RESOURCES INC.          COM              25746u109     966     12511   SH        Defined    1,2,3          12511
DOVER CORPORATION                COM              260003108    6989    172600   SH        Defined    1,2,3         172600
DRESS BARN INC                   COM              261570105   37161    962462   SH        Defined    1,2,3         962462
DST SYSTEMS INC                  COM              233326107   16974    283325   SH        Defined    1,2,3         283325
DUKE ENERGY CORP                 COM              264399106    1663     60600   SH        Defined    1,2,3          60600
ECHOSTAR COMMUNICATIONS          COM CL A         278762109    1793     65975   SH        Defined    1,2,3          65975
EV3 INC                          COM              26928A200    5888    399450   SH        Defined    1,2,3         399450
EXXON MOBIL CORP                 COM              30231g102    2376     42308   SH        Defined    1,2,3          42308
FIRST DATA CORP                  COM              319963104    3883     90271   SH        Defined    1,2,3          90271
GENERAL ELECTRIC COMPANY         COM              369604103     699     19950   SH        Defined    1,2,3          19950
GOVERNMENT PROPERTIES TRUST IN   COM              38374W107     352     37700   SH        Defined    1,2,3          37700
HARLEY DAVIDSON INC.             COM              412822108     309      6000   SH        Defined    1,2,3           6000
HOME DEPOT                       COM              437076102     266      6570   SH        Defined    1,2,3           6570
HUDSON CITY BANCORP INC          COM              443683107   91606   7558240   SH        Defined    1,2,3        7558240
ICG INC                          COM              45928H106   15023   1581350   SH        Defined    1,2,3        1581350
IDACORP INC                      COM              451107106    4489    153225   SH        Defined    1,2,3         153225
INTERNATIONAL BUSINESS MACHINE   COM              459200101     205      2500   SH        Defined    1,2,3           2500
INTERNATIONAL RECTIFIER          COM              460254105    1608     50400   SH        Defined    1,2,3          50400
JOHNSON & JOHNSON CO             COM              478160104    3030     50408   SH        Defined    1,2,3          50408
KERR-MCGEE CORP                  COM              492386107    1577     17358   SH        Defined    1,2,3          17358
KERZNER INTERNATIONAL LTD        SHS              P6065Y107    4223     61425   SH        Defined    1,2,3          61425
KIMCO REALTY CORP                COM              49446r109     842     26250   SH        Defined    1,2,3          26250
KINDER MORGAN INC                COM              49455P101   13259    144200   SH        Defined    1,2,3         144200
M&T BANK CORP.                   COM              55261f104    2741     25137   SH        Defined    1,2,3          25137
MASSEY ENERGY CO                 COM              576206106   19721    520768   SH        Defined    1,2,3         520768
MENTOR CORP                      COM              587188103   22994    498995   SH        Defined    1,2,3         498995
MERCK & CO INC                   COM              589331107    1807     56800   SH        Defined    1,2,3          56800
MFA MORTGAGE                     COM              55272X102    4484    786600   SH        Defined    1,2,3         786600
MICROSOFT CORP.                  COM              594918104    3037    116133   SH        Defined    1,2,3         116133
MILLIPORE CORP                   COM              601073109    1390     21050   SH        Defined    1,2,3          21050
NATIONAL FINANCIAL PARTNR        COM              63607P208   48958    931643   SH        Defined    1,2,3         931643
NEWFIELD EXPLORATION CO          COM              651290108   55030   1099069   SH        Defined    1,2,3        1099069
NORFOLK SOUTHERN CORP            COM              655844108   48934   1091540   SH        Defined    1,2,3        1091540
NORTHROP GRUMMAN CORP            COM              666807102    3248     54041   SH        Defined    1,2,3          54041
NORTHWEST NATURAL GAS            COM              667655104     311      9100   SH        Defined    1,2,3           9100
ORACLE CORP.                     COM              68389X105     147     12000   SH        Defined    1,2,3          12000
PALL CORP.                       COM              696429307    1914     71250   SH        Defined    1,2,3          71250
PATTERSON-UTI ENERGY INC         COM              703481101    4448    135000   SH        Defined    1,2,3         135000
PEABODY ENERGY                   COM              704549104   50056    607331   SH        Defined    1,2,3         607331
PEPSICO INC COM                  COM              713448108     638     10795   SH        Defined    1,2,3          10795



PHELPS DODGE                     COM              717265102   14831    103089   SH        Defined    1,2,3         103089
PLANTRONICS INC                  COM              727493108    1382     48850   SH        Defined    1,2,3          48850
PMC COMMERCIAL TRUST             COM BEN INT      693434102    6420    521550   SH        Defined    1,2,3         521550
PRINCIPAL FINL GROUP INC         COM              74251V102     664     14000   SH        Defined    1,2,3          14000
PROCTER & GAMBLE CO              COM              742718109     702     12136   SH        Defined    1,2,3          12136
PROVIDENT NEW YORK BANCORP       COM              744028101    1435    130300   SH        Defined    1,2,3         130300
PRUDENTIAL FINANCIAL INC         COM              744320102     995     13600   SH        Defined    1,2,3          13600
PSB HOLDINGS INC                 COM              69360w108    1381    132193   SH        Defined    1,2,3         132193
RAYONIER INC                     COM              754907103   57701   1447948   SH        Defined    1,2,3        1447948
REPUBLIC SERVICES INC            COM              760759100    9586    255275   SH        Defined    1,2,3         255275
RESMED INC                       COM              761152107    8633    225358   SH        Defined    1,2,3         225358
ROCKWELL AUTOMATION INC          COM              773903109    4437     75000   SH        Defined    1,2,3          75000
SAFECO CORP                      COM              786429100   12042    213135   SH        Defined    1,2,3         213135
SCHERING PLOUGH CORP             COM              806605101    3207    153800   SH        Defined    1,2,3         153800
SCOTTS MIRACLE-GRO CO            COM CL A         810186106   34933    772168   SH        Defined    1,2,3         772168
SEALED AIR CORP                  COM              81211k100     334      5950   SH        Defined    1,2,3           5950
SHERWIN WILLIAMS CO.             COM              824348106    9459    208250   SH        Defined    1,2,3         208250
SIGMA ALDRICH CORP.              COM              826552101     228      3600   SH        Defined    1,2,3           3600
SLM CORPORATION                  COM              78442P106    4061     73711   SH        Defined    1,2,3          73711
SOUTHWESTERN ENERGY CO.          COM              845467109    4072    113300   SH        Defined    1,2,3         113300
STANLEY WORKS                    COM              854616109   32894    684727   SH        Defined    1,2,3         684727
STARBUCKS CORP.                  COM              855244109     420     14000   SH        Defined    1,2,3          14000
TELEFLEX INC                     COM              879369106   56918    875938   SH        Defined    1,2,3         875938
TEVA PHARMACEUTCL INDS ADR       COM ADR          881624209     468     10892   SH        Defined    1,2,3          10892
THORNBURG MORTGAGE INC           COM              885218107    3304    126100   SH        Defined    1,2,3         126100
TIERONE CORP                     COM              88650R108   29953   1018453   SH        Defined    1,2,3        1018453
UNILEVER N V                     COM SHS NEW      904784709    1815     26440   SH        Defined    1,2,3          26440
VENTANA MEDICAL SYSTEMS          COM              92276h106     551     13000   SH        Defined    1,2,3          13000
WAL MART STORES INC              COM              931142103    1186     25350   SH        Defined    1,2,3          25350
WATTS WATER TECHNOLOGIES INC C   COM  CL A        942749102     781     25800   SH        Defined    1,2,3          25800
WEINGARTEN RLTY INVS             SH BEN INT       948741103     232      6125   SH        Defined    1,2,3           6125
WERNER ENTERPRISES INC           COM              950755108    4925    250000   SH        Defined    1,2,3         250000
WESTFIELD FINANCIAL INC          COM              96008D101    7899    328975   SH        Defined    1,2,3         328975
WILEY JOHN & SONS INC.           COM CL A         968223206     658     16850   SH        Defined    1,2,3          16850
WRIGLEY WM JR CO                 COM              982526105    4322     65000   SH        Defined    1,2,3          65000
XTO ENERGY INC                   COM              98385X106   38987    887273   SH        Defined    1,2,3         887273
YAHOO INC.                       COM              984332106     392     10000   SH        Defined    1,2,3          10000
BAXTER INTERNATIONAL UNITS       CORP UNITS 7%    071813406    1000     18600   SH        Defined    1,2,3          18600
INTERNATIONAL RECTIFIER          NOTE 4.250% 7/1  460254ae5    6026   6310000  PRN        Defined    1,2,3        6310000
REPORT SUMMARY                         113 DATA RECORDS     1278674              0        OTHER MANAGERS ON WHOSE BEHALF REPORT IS
                                                                                          FILED


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